S-K 1602, SPAC Registered Offerings	Oct. 09, 2026 USD ($)
Spac Offering Forepart Line Items
SPAC Offering Forepart, De-SPAC Consummation Timeframe	15 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We will have
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

As of May 31, 2026
Offering Price of $10.00 per Unit (No Redemption)	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
Adjusted NTBVPS	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.37	$6.76	$3.24	$5.81	$4.19	$4.11	$5.89	$0.15	$9.85
Assuming No Exercise of Over-Allotment Option
$7.36	$6.76	$3.25	$5.80	$4.20	$4.09	$5.91	$0.13	$9.89

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
Spac Offering Prospectus Summary Line Items
SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
SPAC, Trust or Escrow Account, Material Terms [Text Block]	Nasdaq rules provide that at least 90% of the gross proceeds from this offering be deposited in a trust account. Of the net proceeds we receive from this offering and the sale of the private warrants, $80,800,000, or $10.10 per public share ($92,920,000, or $10.10 per public share, if the underwriters’ over-allotment option is exercised in full) will be deposited into a trust account in the United States, with Continental Stock Transfer & Trust Company acting as trustee, and approximately $500,000 will be available outside the trust account for working capital following the closing of this offering.The funds in the trust account will be invested only in specified U.S. government treasury bills or in specified money market funds.

Except with respect to interest earned on the funds held in the trust account that may be released to us to pay our taxes, if any, the proceeds from this offering held in the trust account will not be released from the trust account until the earliest of (a) the completion of our initial business combination, or (b) the redemption of any public shares properly tendered in connection with a shareholder vote to amend our amended and restated memorandum and articles of association to (i) modify the substance or timing of our obligation to provide for the redemption of our public shares in connection with an initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within the completion window; or (ii) with respect to any other provision relating to shareholders’ rights or pre-business combination activity and (iii) the redemption of all of our public shares if we are unable to complete our initial business combination within the completion window, subject to applicable law. The proceeds deposited in the trust account could become subject to the claims of our creditors, if any, which could have priority over the claims of our public shareholders. Public shareholders who redeem their Class A ordinary shares in connection with a shareholder vote described in clause (b) in the preceding sentence shall not be entitled to funds from the trust account upon the subsequent completion of an initial business combination or liquidation if we are unable to complete an initial business combination within the completion window with respect to such Class A ordinary shares so redeemed.
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 80,800,000
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Securities Offered, Material Terms [Text Block]	8,000,000one Class A ordinary share; and one redeemable warrant.
SPAC, Securities Offered, Redemption Rights [Text Block]	We will provide our public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account as of two business days prior to the consummation of our initial business combination, including interest earned on the funds held in the trust account and not previously released to us to pay our franchise and income taxes, divided by the number of then outstanding public shares, subject to the limitations described herein. The amount in the trust account is initially anticipated to be $10.10 per public share. The per-share amount we will distribute to investors who properly redeem their shares will not be reduced by underwriting compensation payable outside the trust account. There will be no redemption rights upon the completion of our initial business combination with respect to our warrants.Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to any founder shares held by them and any public shares they may acquire during or after this offering in connection with the completion of our initial business combination or otherwise.We may require our public shareholders seeking to exercise their redemption rights, whether they are record holders or hold their shares in “street name,” to either tender their certificates to our transfer agent prior to the date set forth in the tender offer documents or proxy materials mailed to such holders, or up to two business days prior to the vote on the proposal to approve the initial business combination in the event we distribute proxy materials, or to deliver their shares to the transfer agent electronically using the Depository Trust Company’s DWAC (Deposit/Withdrawal At Custodian) System, at the holder’s option. The tender offer or proxy materials, as applicable, that we will furnish to holders of our public shares in connection with our initial business combination will indicate whether we are requiring public shareholders to satisfy such delivery requirements.
De-SPAC Consummation Timeframe, Duration	15 months
De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe, How Extended [Text Block]	We may also hold a shareholder vote at any time to amend our amended and restated memorandum and articles of association to modify the amount of time we will have to consummate an initial business combination (as well as to modify the substance or timing of our obligation to redeem 100% of our public shares if we have not consummated an initial business combination within the time periods described herein or with respect to any other provisions relating to shareholders’ rights or pre-initial business combination activity).
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There is no limit on the number of extensions that we may seek. If we do not or are unable to extend the time period to consummate our initial business combination, our sponsor’s investment in our founder shares and our private warrants will be worthless.
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	If we do not complete our initial business combination within the completion window and do not hold a shareholder vote to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to consummate an initial business combination, we will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (less taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of our remaining shareholders and our board of directors, liquidate and dissolve, subject, in each case, to our obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There is no limitation on our ability to raise funds privately or through loans in connection with our initial business combination.
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]	We may need to obtain additional financing either to complete an initial business combination or because we become obligated to redeem a significant number of our public shares upon completion of an initial business combination. We intend to acquire a business with an enterprise value significantly above the net proceeds of this offering and the sale of the private warrants. Depending on the size of the transaction or the number of public shares we become obligated to redeem, we may potentially utilize several additional financing sources, including but not limited to the issuance of additional securities to the sellers of a target business, debt issued by banks or other lenders or the owners of the target, a private placement to raise additional funds, or a combination of the foregoing. Any issuances of equity securities in connection with any additional financing transactions could dilute the interests of our existing shareholders. Such financing transactions may be significantly dilutive to the post-combination company, and represent the type of financing risk that is not associated with traditional initial public offerings. Any financing transaction with the entities in which related parties hold ownership interests present potential for conflicts of interest, as the interests of these entities and their equity holders may not align with the interests of our company and our unaffiliated shareholders with respect to the negotiation of, and certain other matters related to, financing transactions with such entities. To the extent that additional financing proves to be unavailable when needed to complete our initial business combination, we would be compelled to either restructure the transaction or abandon that particular business combination and seek an alternative target business candidate. If we are unable to complete an initial business combination because we do not have sufficient funds available to us, we will be forced to cease operations and liquidate the trust account. In addition, following an initial business combination, if cash on hand is insufficient to meet our obligations or our working capital needs, we may need to obtain additional financing.
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

Sponsor Compensation

The amount of compensation that may be received by our sponsor and its affiliates is summarized as follows:

Entity	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
ALLR Sponsor LLC	2,666,667 Class B ordinary shares, or 3,066,667 Class B ordinary shares if the underwriters’ over-allotment option is exercised in full	$25,000

ALLR Sponsor LLC	2,500,000 private warrants, or 2,680,000 private warrants if the underwriters’ over-allotment option is exercised in full	$2,500,000, or $2,680,000 if the underwriters’ over-allotment option is exercised in full

ALLR Sponsor LLC	Upon the consummation of this offering, we will begin paying an amount equal to up to $20,000 per month, which will be paid upon the consummation of our initial business combination or at the time of our dissolution, assuming there is cash available. The $120,000 allocation in the Use of Proceeds table reflects six months of estimated payments; any additional amounts will be paid only from funds outside the trust account, loans or additional investments, or will be deferred and paid upon the consummation of our initial business combination or liquidation, assuming cash is available.	Office space, utilities and personnel

ALLR Sponsor LLC, or its affiliates	Up to $300,000	Repayment of loans anticipated to be made to us by our sponsor to cover offering-related and organizational expenses

ALLR Sponsor LLC, or its affiliates	Additional working capital loans, if any, up to $1,500,000 of which may be converted into warrants at a price of $1.00 per warrant	Working capital loans to finance transaction costs in connection with an initial business combination

ALLR Sponsor LLC, or its affiliates	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination

Holders of Class B ordinary shares	Subject to an anti-dilution adjustment, the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted basis, 25% of the sum of all ordinary shares issued and outstanding upon completion of this initial public offering (excluding the representative shares) plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with or in relation to our initial business combination, excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial business combination and any private placement-equivalent warrants issued upon conversion of working capital loans; provided that the conversion will never occur on a less than one-for-one basis. The conversion ratio adjustment described above will not be reduced by any redemptions of Class A ordinary shares by public shareholders in connection with our initial business combination or any extension vote.	N/A

Independent Directors of Allarity Acquisition Corp.

Our independent directors will each receive an indirect interest in our founder shares through ownership interests in our sponsor, but Gerald W. McLaughlin, Jesper Hoiland and Joseph V. Renda will not have the right to participate in any decision regarding the disposal of any security held by the sponsor.

It is expected that each of Mr. McLaughlin, Mr. Hoiland and Mr. Renda will be issued 20,000 shares in our sponsor upon joining our Board.

Service as an independent director

Our sponsor is currently a wholly owned subsidiary of Allarity and was formed solely to organize, sponsor, and manage our affairs. Our sponsor is expected to operate in a manner similar to a typical corporate subsidiary, with day-to-day oversight exercised by a limited number of officers and directors who are also officers, directors, or other representatives of Allarity. Major decisions relating to our sponsor, including matters involving us, capital commitments, governance, and strategic direction, are expected to be subject to oversight by Allarity’s senior management and, where appropriate, its board of directors. Accordingly, our sponsor’s management structure is integrated into Allarity’s broader corporate governance framework, with our sponsor ultimately reporting through Allarity’s executive management team and, indirectly, to the Allarity board of directors. Our sponsor does not have independent business operations separate from its role as our sponsor and is managed for the benefit of and under the control of its parent company, Allarity.

(1)	Amounts shown for founder shares and private warrants include the no-over-allotment and full-over-allotment cases, as applicable.

SPAC Prospectus Summary, Sponsor Compensation, Footnotes [Text Block]
(1)	Amounts shown for founder shares and private warrants include the no-over-allotment and full-over-allotment cases, as applicable.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]	In addition, because of the anti-dilution protection in the founder shares, any equity or equity-linked securities issued or deemed issued in connection with our initial business combination would be disproportionately dilutive to our Class A ordinary shares.
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]	Each of our directors and officers presently has, and in the future any of our directors and our officers may have additional, fiduciary or contractual obligations to other entities pursuant to which such officer or director is or will be required to present acquisition opportunities to such entity. Accordingly, subject to his or her fiduciary duties under Cayman Islands law, if any of our officers or directors becomes aware of an acquisition opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she will need to honor his or her fiduciary or contractual obligations to present such acquisition opportunity to such entity, and only present it to us if such entity rejects the opportunity. Our amended and restated memorandum and articles of association will provide that, subject to his or her fiduciary duties under Cayman Islands law, no director or officer shall be disqualified or prevented from contracting with the company nor shall any contract or transaction entered into by or on behalf of the company in which any director shall have an interest be liable to be avoided provided that the director provides full and frank disclosure of the nature of the interest prior to its approval. A director shall be at liberty to vote in respect of any contract or transaction in which he or she is interested provided that the nature of such interest shall be disclosed at or prior to its consideration or any vote thereon by the board of directors. We do not believe, however, that any fiduciary duties or contractual obligations of our directors or officers would materially undermine our ability to complete our business combination.Also, none of Allarity, our sponsor or any of our directors and officers is prohibited from sponsoring, investing or otherwise becoming involved with, any other blank check companies, including in connection with their initial business combinations.Additionally, none of Allarity, our sponsor or any other entity currently has any obligation or duty to provide us with any potential business combination opportunity.
Spac Offering Dilution Line Items
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

The following tables illustrate the dilution to the public shareholders on a per-share basis, assuming no value is attributed to the warrants included in the units or the private warrants:

No exercise of over-allotment option	No Redemption	25% of Maximum Redemptions	50% of Maximum Redemptions	75% of Maximum Redemptions	Maximum Redemptions
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book value before this offering and excluding deferred offering costs	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)
Increase attributable to public shareholders and sale of the private warrants	7.39	6.79	5.83	4.12	0.16
Pro forma net tangible book value after this offering	7.36	6.76	5.80	4.09	0.13
Dilution to public shareholders	$2.64	$3.24	$4.20	$5.91	$9.87
Percentage of dilution to public shareholders	26.40%	32.40%	42.00%	59.10%	98.70%

Full exercise of over-allotment option	No Redemption	25% of Maximum Redemptions	50% of Maximum Redemptions	75% of Maximum Redemptions	Maximum Redemptions
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book value before this offering and excluding deferred offering costs	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)
Increase attributable to public shareholders and sale of the private warrants	7.40	6.79	5.84	4.14	0.18
Pro forma net tangible book value after this offering	7.37	6.76	5.81	4.11	0.15
Dilution to public shareholders	$2.63	$3.24	$4.19	$5.89	$9.85
Percentage of dilution to public shareholders	26.30%	32.40%	41.90%	58.90%	98.50%

The pro forma net tangible book value per share after the offering is calculated as follows:

No exercise of over-allotment option	No Redemption	25% of Maximum Redemptions	50% of Maximum Redemptions	75% of Maximum Redemptions	Maximum Redemptions
Numerator:
Net tangible book deficit before this offering and excluding deferred offering costs	$(112,519)	$(112,519)	$(112,519)	$(112,519)	$(112,519)
Net proceeds from this offering and sale of the private warrants, net of expenses	81,300,000	81,300,000	81,300,000	81,300,000	81,300,000
Plus: Offering costs paid in advance, excluded from tangible book value	137,519	137,519	137,519	137,519	137,519
Less: Underwriting discounts and commissions	-	-	-	-	-
Less: Over-allotment liability	(145,080)	(145,080)	(145,080)	(145,080)	(145,080)
Less: Proceeds held in trust subject to redemption(2)	-	(20,200,000)	(40,400,000)	(60,600,000)	(80,800,000)
	$81,179,920	$60,979,920	$40,779,920	$20,579,920	$379,920
Denominator:
Ordinary shares issued and outstanding prior to this offering	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333
Founder shares surrendered and unexercised over-allotment, if any	(1,166,666)	(1,166,666)	(1,166,666)	(1,166,666)	(1,166,666)
Ordinary shares included in the units offered	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000
Ordinary shares underlying the public warrants (excluded from calculation)	-	-	-	-	-
Ordinary shares underlying the private warrants (excluded from calculation)	-	-	-	-	-
Representative Shares	360,000	360,000	360,000	360,000	360,000
Less: Shares subject to redemption	-	(2,000,000)	(4,000,000)	(6,000,000)	(8,000,000)
	11,026,667	9,026,667	7,026,667	5,026,667	3,026,667

Full exercise of over-allotment option	No Redemption	25% of Maximum Redemptions	50% of Maximum Redemptions	75% of Maximum Redemptions	Maximum Redemptions
Numerator:
Net tangible book deficit before this offering and excluding deferred offering costs	$(112,519)	$(112,519)	$(112,519)	$(112,519)	$(112,519)
Net proceeds from this offering and sale of the private warrants, net of expenses	93,420,000	93,420,000	93,420,000	93,420,000	93,420,000
Plus: Offering costs paid in advance, excluded from tangible book value	137,519	137,519	137,519	137,519	137,519
Less: Underwriting discounts and commissions	-	-	-	-	-
Less: Over-allotment liability	-	-	-	-	-
Less: Proceeds held in trust subject to redemption	-	(23,230,000)	(46,460,000)	(69,690,000)	(92,920,000)
	$93,445,000	$70,215,000	$46,985,000	$23,755,000	$525,000
Denominator:
Ordinary shares issued and outstanding prior to this offering	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333
Founder shares surrendered and unexercised over-allotment, if any	(766,666)	(766,666)	(766,666)	(766,666)	(766,666)
Ordinary shares included in the units offered	9,200,000	9,200,000	9,200,000	9,200,000	9,200,000
Ordinary shares underlying the public warrants (excluded from calculation)	-	-	-	-	-
Ordinary shares underlying the private warrants (excluded from calculation)	-	-	-	-	-
Additional private warrants sold to sponsor (excluded from calculation)	-	-	-	-	-
Representative Shares	414,000	414,000	414,000	414,000	414,000
Less: Shares subject to redemption	-	(2,300,000)	(4,600,000)	(6,900,000)	(9,200,000)
	12,680,667	10,380,667	8,080,667	5,780,667	3,480,667